Goodwill - Goodwill (Detail) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	€ 10,383	€ 9,876
Divestments and transfers to assets classified as held for sale	(53)	(22)
Translation differences and other	(1,058)	528
Total change	(1,112)	507
Intangible assets and goodwill at end of period	9,271	10,383
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	12,777	12,133
Intangible assets and goodwill at end of period	11,367	12,777
Impairments
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill at beginning of period	(2,394)	(2,256)
Intangible assets and goodwill at end of period	€ (2,096)	€ (2,394)